Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activities
A summary of the Group’s share option activities under the 2010 and 2013 Plan for the years ended December 31, 2015, 2016 and 2017 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2014	6,788,070	4.14	7.75	112,925
Granted	1,638,600	20.72
Forfeited and expired	(279,626)	7.22
Exercised	(1,118,334)	3.10		27,785
Outstanding as of December 31, 2015	7,028,710	8.05	7.43	175,250
Granted	—
Forfeited and expired	(646,030)	17.08
Exercised	(934,880)	3.38		19,356
Outstanding as of December 31, 2016	5,447,800	7.78	6.39	43,531
Granted	—
Forfeited and expired	(99,344)	15.36
Exercised	(2,403,566)	6.29		45,141
Outstanding as of December 31, 2017	2,944,890	8.74	5.31	79,662
Exercisable as of December 31, 2017	2,239,934	5.01	4.60	68,927
Fully vested and expected to vest as of December 31, 2017	11,698,938

Summary of RSUs activities
The following table sets forth the summary of RSUs activities for the years ended December 31, 2015, 2016 and 2017:

		Weighted
		Average	Weighted
		Remaining	Average
	Number of	Contractual	Grant Date
	RSUs	Life	Fair Value
		In years	US$
Unvested as of December 31, 2014	894,600	9.62
Granted	10,369,278		25.69
Forfeited	(527,274)
Vested	(4,963,116)
Unvested as of December 31, 2015	5,773,488	9.51
Granted	3,597,722		24.63
Forfeited	(1,077,996)
Vested	(1,243,076)
Unvested as of December 31, 2016	7,050,138	9.09
Granted	4,381,182		23.53
Forfeited	(2,104,716)
Vested	(1,890,568)
Unvested as of December 31, 2017	7,436,036	8.85
Fully vested and expected to vest as of December 31, 2017	15,532,796

Schedule of Valuation Assumptions
The fair value of each option grant under the 2013 Plan was estimated on the date of grant with the following assumptions:

2015
Expected volatility	48.50%-49.00%
Risk-free interest rate (per annum)	2.67%-2.76%
Exercise multiple	2-2.8
Expected dividend yield	0.00%
Expected term (in years)	10
Expected forfeiture rate (post-vesting)	0.17%-0.25%
Fair value of the underlying shares on the date of option grants (US$)	10.93-24.85

58 Home 2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activities
A summary of the 58 Home’s share option activities for the years ended December 31, 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
		US$	In years	US$
Outstanding as of December 31, 2014	—
Granted	8,921,000	0.11
Forfeited	(979,000)	0.13
Outstanding as of December 31, 2015	7,942,000	0.11	8.99	22,780

Schedule of Valuation Assumptions
The fair value of each option grant under the 58 Home 2015 Plan was estimated on the date of grant with the following assumptions:

2015
Expected volatility	59.40%-60.00%
Risk-free interest rate (per annum)	2.46%-2.63%
Exercise multiple	2-2.8
Expected dividend yield	0.00%
Expected term (in years)	10
Expected forfeiture rate (post-vesting)	0.25%
Fair value of the underlying shares on the date of option grants (US$)	0.10-0.27

Zhuan Zhuan Holding 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Valuation Assumptions
The fair value of the share-based awards granted under the Zhuan Zhuan 2017 Plan was estimated on the date of grant with the following assumptions:

2017
Expected volatility	60.00%
Risk-free interest rate (per annum)	3.19%
Exercise multiple	2.0-2.8
Expected dividend yield	0.00%
Expected term (in years)	10
Expected forfeiture rate (post-vesting)	0.0%-0.1%
Fair value of the underlying shares on the date of option grants (US$)	0.261-0.9